Financial Instruments (Details) - DevvStream Corp. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
Credit Risk [Member]
Financial Instruments [Line Items]
Carrying value of financial assets	$ 1,862,703	$ 10,592,093
Liquidity Risk [Member]
Financial Instruments [Line Items]
Cash	201,132	3,446,111
Current liabilities	$ 16,530,070	$ 11,847,575
Financial instruments contractual obligations period	1 year	1 year